Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

(22)                Goodwill and Other Intangible Assets

(a)                       Goodwill

Based upon indicators of impairment in 2011, which included a significant decrease in market capitalization and a decline in recent operating results, the Company performed an impairment test as of December 31, 2011. The Company represents the single reporting unit as at December 31, 2011 for goodwill impairment test. The first step test resulted in the determination that the fair value of the Company was less than the carrying value of its net assets, including goodwill. The fair value of the Company is determined based on quoted market prices and a control premium. As a result of the second step test, the Company estimated the implied fair value of the goodwill compared to carrying amounts and recorded an impairment charge of RMB 273,382 to fully impair the goodwill as of December 31, 2011.

(b)                   Intangible assets

As of December 31, 2012 and 2013, the Company’s intangible assets consisted of the followings:

	December 31, 2012
	Weighted average amortization period	Gross carrying amount	Accumulated amortization	Impairment	Intangibles, net
	Years	RMB	RMB	RMB	RMB	US$

Trademark	Indefinite	57,672	—	—	57,672	9,257
Technical know-how	5.7	209,084	(207,534)	—	1,550	249
Customer relationship	5.8	66,671	(63,081)	—	3,590	576
Order backlog	1.3	23,274	(23,274)	—	—	—
Short-term supplier agreements	0.5	4,303	(4,303)	—	—	—
Long-term supplier agreements	9	137,820	(6,643)	(131,177)	—	—
Total		498,824	(304,835)	(131,177)	62,812	10,082

	December 31, 2013
	Weighted average amortization period	Gross carrying amount	Accumulated amortization	Impairment	Intangibles, net
	Years	RMB	RMB	RMB	RMB	US$

Trademark	Indefinite	57,672	—	—	57,672	9,527
Technical know-how	5.7	209,084	(207,820)	—	1,264	208
Customer relationship	5.8	66,671	(66,671)	—	—	—
Order backlog	1.3	23,274	(23,274)	—	—	—
Short-term supplier agreements	0.5	4,303	(4,303)	—	—	—
Long-term supplier agreements	9	137,820	(6,643)	(131,177)	—	—
Total		498,824	(308,711)	(131,177)	58,936	9,735

Technical know-how represents self-developed technologies, which were feasible at the acquisition date and technologies contributed by a noncontrolling interest holder of a subsidiary of the Company. These technologies included the design and configuration of the Company’s PV manufacturing line, manufacturing technologies and process for high efficiency silicon solar cells and provision of innovations for continuous improvement of cell efficiencies and manufacturing cost reduction. Management estimated that the economic useful life of technical know-how by taking into consideration of the remaining life cycle of the current manufacturing technologies.

Management estimated the useful life of the customer relationships based primarily on the historical experience of the Company’s customer attrition rate and estimated sales to these customers in future years. The straight-line method of amortization has been adopted as the pattern in which the economic benefit of the customer relationship are used, cannot be reliably determined.

The estimated fair values of short-term and long-term supply agreements were determined based on the present values of the after-tax cost savings of the Company’s short-term and long-term supply agreements. The after-tax cost savings of the Company’s short-term and long-term supply agreements were based on the difference of price of polysilicon between the agreed purchase price per the supply contracts and the forecasted spot market price at time of the forecasted inventory acquisition. The after-tax costs savings also considered the interest impact of making the pre-payments in accordance with the supply agreements payment terms. Management estimated the useful life of the short-term and long-term supply agreements based upon the contractual delivery periods specified in each agreement. The long-term supply agreements relate to four long-term polysilicon supply agreements with delivery period commencing in 2009.

The aggregated amortization expense for intangible assets for the years ended December 31, 2011, 2012 and 2013 is as follows:

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$

Selling expenses
Customer relationship	11,585	11,367	3,590	593
General and administrative expenses
Technical know-how	38,523	36,207	286	47
Total amortization expense	50,108	47,574	3,876	640

As of December 31, 2013, the estimated amortization expense for the next five years is as follows:

December 31, 2013
RMB
2014	265
2015	265
2016	265
2017	265
2018	204